Share-based awards (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2025:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2024	622,292	$170.52	3.91
Granted	118,902	$185.18
Exercised	(65,894)	$111.04
Forfeited/Expired	(15,576)	$252.40
Outstanding at September 30, 2025	659,724	$177.17	4.10
Exercisable at September 30, 2025	424,978	$152.58	2.85

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2025	September 30, 2024
Weighted average grant date fair value	$64.42	$115.76
Assumptions:
Expected volatility	35%	36%
Dividend yield	—%	—%
Risk-free interest rate	4.00%	4.20%
Expected life	4.4 years	4.3 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2025:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	19,721	$280.76	647,589	$251.36
Granted	41,359	$185.18	1,160,760	$130.85
Shares vested	(8,191)	$231.68	(33,317)	$273.99
Forfeited	(31,255)	$232.28	(125,578)	$216.40
Outstanding at September 30, 2025	21,634	$186.66	1,649,454	$168.76

Schedule of Non-Cash Stock Compensation Expense
Stock compensation expense for the three and nine months ended September 30, 2025 and September 30, 2024 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Direct costs	$21,479	$7,745	$36,150	$21,765
Selling, general and administrative	24,712	5,293	37,768	19,418
Total	$46,191	$13,038	$73,918	$41,183